Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
Property, Plant and Equipment, net

Property, plant and equipment, at cost, net, consists of the following:

			Estimated
	December 31,		Useful Life
(in thousands)	2016	2015	In Years
Leasehold improvements	$1,125	$1,386	10
Furniture, fixtures, and equipment	4,090	4,040	2 – 10
Software	3,245	3,001	1 – 7
	8,460	8,427
Less: accumulated depreciation and amortization	6,700	5,656
Total	$1,760	$2,771

In accordance with guidance in ASC 360, the Company assessed its property, plant and equipment and recorded impairment charges of $0.1 million at December 31, 2016. There was no impairment for property, plant and equipment recorded at December 31, 2015.